Other income - Schedule of Other income (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Income [Abstract]
Receipt of government grants		$ 143,311	$ 163,295
Interest income		15,816	11,754
Compensation received	[1]	175,773
Others		27,385	31,739
Total other income		$ 362,285	$ 206,788

[1]	Compensation received as a result of mediation sum received from a group of customers due to contract defaulted in prior years.